Related Party Transactions (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PPL Electric
Related Party Transaction [Line Items]
Credit exposure with affiliate under a Master Supply Agreement			$ 25
PPL Services [Member]
Related Party Transaction [Line Items]
Support cost allocations from subsidiary of parent to registrant			$ 218	$ 218	$ 212
Trailstone NA Logistic LLC | Costs for gas purchases
Related Party Transaction [Line Items]
Amount of related party transaction	$ 32
Talen Energy Marketing | PPL Electric
Related Party Transaction [Line Items]
Credit exposure with affiliate under a Master Supply Agreement	146	$ 261
Talen Energy Supply | PPL Services [Member]
Related Party Transaction [Line Items]
Support cost allocations from subsidiary of parent to registrant	67	$ 161
Talen Energy Supply | Topaz Power Management, LP | Transition Services Agreement
Related Party Transaction [Line Items]
Expenses from transaction with related party	$ 5